Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

October 1, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Edward P. Bartz

Re:	CPG Cooper Square International Equity, LLC File Nos. 333-239925 and 811-23590

Dear Mr. Bartz:

On behalf of CPG Cooper Square International Equity, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Pre-Effective Amendment No. 2 (the "Amendment") to the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (also constituting Amendment No. 2 to the Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended) (the "Registration Statement").

Set forth below are the Fund's responses to the comments of the staff (the "Staff") of the Commission, provided by you to me by telephone on September 30, 2020. The Staff's comments relate to (i) the Fund's responses to the comments of the Staff provided by you to me by letter dated August 26, 2020, transmitted as EDGAR correspondence on September 18, 2020, and (ii) copies of the Fund's Prospectus and Statement of Additional Information marked against the versions included in Pre-Effective Amendment No. 1 to the Registration Statement, transmitted to Mr. Bartz by email dated September 23, 2020.

Set forth below are the Staff's comments and the Fund's responses thereto. Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Amendment.

PROSPECTUS

Inside Cover Page

Comment 1. The Fund previously included, in the first bolded bullet point, disclosure regarding the investors' liquidity needs and liquidity provided by the Fund. Please include this disclosure, either in bullet or paragraph form, on the outside front cover page of the Prospectus.

Response 1. The requested change has been made in the Amendment.

Summary of Fund Expenses

Comment 2. Please reconfirm the expense example figures.

Response 2. The Adviser has recalculated certain of the line items in the fee table, and has revised accordingly the expense examples. The Adviser has made the following assumptions in calculating the expense examples:

Securities and Exchange Commission

October 1, 2020

•	The fees and expenses listed under the caption "Annual Expenses" in the fee table remain the same each year, except that the "Other Expenses" line item has been reduced after Year 1 to reflect the completion of the organizational expense amortization.

•	All estimated recurring and nonrecurring fees are reflected.

•	The Fund's net assets remain $150 million each year.

•	All dividends and distributions are reinvested at net asset value.

•	The Fund's net expenses (i.e., "Total Annual Expenses After Expense Waiver") are used to calculate the Year 1 examples. After Year 1, the Fund's expense waiver terminates by its terms. As a result, after Year 1, the Fund's gross expenses (i.e., "Total Annual Expenses") are used to calculate the examples—however, gross expenses are (i) reduced to reflect the completion of the organizational expense amortization, and (ii) increased to reflect the Adviser's reimbursement of expenses borne by it under the expense cap in Year 1.

•	The 5% annual return mandated by Form N-2 has been calculated net of portfolio expenses and gross of Fund fees and other expenses.

•	As a result of the positive annual return, the Sub-Adviser will earn an incentive fee. Payment of an incentive fee, therefore, is reflected in the examples.

APPENDIX D: PERFORMANCE INFORMATION

Comment 3. To avoid confusion with the Fund's performance, please refer throughout to the "Strategy Composite," or a like term, instead of to the "Cooper Square Strategy Composite".

Response 3. The requested change has been made in the Amendment.

STATEMENT OF ADDITIONAL INFORMATION

Comment 4. We note that the Fund intends to include audited seed capital financial statements in the Statement of Additional Information. Please ensure that the financial statements are included in the Fund's next pre-effective amendment.

Response 4. The seed capital financial statements, as audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm (“EY”), are included in the Amendment, and a consent from EY is included as an exhibit to the Amendment.

Securities and Exchange Commission

October 1, 2020

* * * * * * * *

Please be advised that accompanying this filing are requests, on behalf of the Fund and Foreside Fund Services, LLC, the Fund's distributor, seeking acceleration of the effectiveness of the Amendment to Friday, October 2, 2020, or as soon thereafter as practicable.

Should you have any questions or comments, please feel free to contact me at 212.969.3359 (bgreen@proskauer.com) or Lisa Goldstein of this office at 212.969.3381 (lgoldstein@proskauer.com).

Very truly yours,

/s/ Brad A. Green

Brad A. Green

cc:	Stuart H. Coleman

Lisa Goldstein

CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC
c/o Central Park Advisers, LLC
805 Third Avenue, 18th Floor

New York, New York 10022

October 1, 2020

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mr. Edward P. Bartz

Re:	CPG Cooper Square International Equity, LLC (the "Fund") Pre-Effective Amendment No. 2 to Form N-2 Registration Statement File Nos. 333-239925 and 811-23590

Dear Mr. Bartz:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Fund's Registration Statement on Form N-2 to October 2, 2020, or as soon thereafter as practicable.

Very truly yours,

CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC

By: /s/ Mitchell A. Tanzman

Name: Mitchell A. Tanzman
Title: Principal Executive Officer

FORESIDE FUND SERVICES, LLC

Three Canal Plaza

Portland, Maine 04101

October 1, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Edward P. Bartz

Re:	CPG Cooper Square International Equity, LLC (the "Fund")

Pre-Effective Amendment No. 2 to Form N-2 Registration Statement

File Nos. 333-239925 and 811-23590

Dear Mr. Bartz:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, Foreside Fund Services, LLC, as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Amendment to the Fund's Registration Statement be accelerated so that it will be declared effective on October 2, 2020, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis. No preliminary prospectuses have been or will be distributed before the date of effectiveness of the above-referenced Amendment to the Fund's Registration Statement. Prospective investors will receive final prospectuses.

Sincerely,

FORESIDE FUND SERVICES, LLC

By: /s/ Mark Fairbanks
       Name: Mark Fairbanks
       Title: Vice Preside